Income Taxes - Schedule of Income Tax Provision Components (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Income Tax Provision Components [Abstract]
Current income tax expenses	RM 1,553,592	$ 383,036	RM 2,845,000	RM 3,235,342